Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (38.9%)

	Airlines (0.9%)
173,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$172,055
1,005,037	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	973,177
522,856	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	527,624
1,132,040	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	998,878
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
717,750	5.500%, 04/20/26	707,766
261,000	5.750%, 04/20/29	253,199
1,079,900	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	969,199
1,082,121	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,090,994
1,366,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,382,537

		7,075,429

	Communication Services (4.1%)
600,000	Altice France Holding, SA* 10.500%, 05/15/27	254,838
1,200,000	Altice France, SA* 5.500%, 10/15/29	853,344
1,255,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,118,481
1,018,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,020,779
1,100,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	871,596
	Audacy Capital Corp.*
1,307,000	6.750%, 03/31/29	28,558
490,000	6.500%, 05/01/27	11,785
801,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	658,046
1,585,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	1,238,947
	CSC Holdings, LLC*
1,685,000	5.500%, 04/15/27	1,446,977
1,630,000	5.375%, 02/01/28	1,362,468
1,600,000	4.625%, 12/01/30	808,832
1,220,000	4.500%, 11/15/31	876,521
1,150,000	5.750%, 01/15/30	596,976
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
750,000	6.625%, 08/15/27	22,162
585,000	5.375%, 08/15/26	18,650
1,430,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	1,292,134

PRINCIPAL AMOUNT		VALUE
727,000	Embarq Corp. 7.995%, 06/01/36	$413,307
1,060,000	Frontier California, Inc. 6.750%, 05/15/27	979,398
	Frontier Communications Holdings, LLC*
658,000	5.000%, 05/01/28	558,227
261,000	8.750%, 05/15/30	251,781
1,165,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,093,376
1,555,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,405,798
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
905,000	3.500%, 03/01/29	780,047
270,000	5.250%, 12/01/27	259,748
	iHeartCommunications, Inc.
395,000	8.375%, 05/01/27^	270,575
395,000	5.250%, 08/15/27*	311,667
	Intelsat Jackson Holdings, SA@&
790,000	0.000%, 07/15/25*	1
510,000	0.000%, 08/01/23	1
1,295,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,216,769
791,137	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	274,896
	Lumen Technologies, Inc.
785,000	7.600%, 09/15/39	288,558
525,000	4.000%, 02/15/27*^	345,450
522,000	Match Group Holdings II, LLC*^ 3.625%, 10/01/31	430,739
718,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	593,140
367,000	Qwest Corp. 7.250%, 09/15/25	358,434
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29	427,679
257,000	5.375%, 01/15/31^	195,849
930,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	778,233
	Sirius XM Radio, Inc.*
1,350,000	5.500%, 07/01/29	1,235,250
1,044,000	4.000%, 07/15/28	909,491
515,000	3.125%, 09/01/26	464,566
261,000	3.875%, 09/01/31	204,603
957,000	Spanish Broadcasting System, Inc.*^ 9.750%, 03/01/26	663,613
1,915,000	Sprint, LLCµ 7.125%, 06/15/24	1,933,441
910,000	Stagwell Global, LLC* 5.625%, 08/15/29	775,438
1,170,000	TEGNA, Inc. 4.625%, 03/15/28	1,054,825
805,000	Telecom Italia Capital, SA 6.000%, 09/30/34	651,817
1,042,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	625,784
420,000	Time Warner Cable, LLC 7.300%, 07/01/38	428,744
1,705,000	United States Cellular Corp.^ 6.700%, 12/15/33	1,475,882

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
390,000	Univision Communications, Inc.* 8.000%, 08/15/28	$393,323

		34,531,544

	Consumer Discretionary (8.3%)
1,257,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	1,277,288
1,305,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	1,341,971
830,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	790,708
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
913,000	4.625%, 08/01/29^	791,589
780,000	6.625%, 01/15/28	752,614
1,325,000	At Home Group, Inc.* 4.875%, 07/15/28	770,541
	Bath & Body Works, Inc.
1,369,000	6.694%, 01/15/27	1,375,640
1,285,000	6.875%, 11/01/35	1,193,418
600,000	Benteler International AG*^ 10.500%, 05/15/28	613,806
	Caesars Entertainment Corp.*^
657,000	4.625%, 10/15/29	578,948
512,000	8.125%, 07/01/27	526,249
	Carnival Corp.*
523,000	4.000%, 08/01/28	465,491
520,000	7.625%, 03/01/26^	513,677
512,000	10.500%, 02/01/26	539,868
1,219,000	Carriage Services, Inc.*^ 4.250%, 05/15/29	1,058,019
775,000	Carvana Company* 4.875%, 09/01/29	481,372
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
3,350,000	5.125%, 05/01/27	3,146,085
1,200,000	6.375%, 09/01/29	1,148,292
1,150,000	4.750%, 03/01/30	997,130
1,035,000	4.250%, 02/01/31	850,915
550,000	4.500%, 08/15/30	465,806
540,000	5.000%, 02/01/28	499,802
522,000	4.750%, 02/01/32	432,822
522,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	485,491
810,000	Cedar Fair, LP^ 5.250%, 07/15/29	728,117
520,000	Churchill Downs, Inc.* 6.750%, 05/01/31	508,919
	Dana, Inc.^
855,000	4.250%, 09/01/30	734,462
782,000	4.500%, 02/15/32	656,982
	DISH DBS Corp.
1,300,000	5.250%, 12/01/26*	1,067,521
828,000	7.750%, 07/01/26	536,842
650,000	7.375%, 07/01/28	366,542
530,000	5.125%, 06/01/29	268,238
1,049,000	DISH Network Corp.* 11.750%, 11/15/27	1,056,469
1,510,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,225,984
1,142,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,013,890

PRINCIPAL AMOUNT		VALUE
1,075,000	Ford Motor Company^ 6.100%, 08/19/32	$1,040,890
	Ford Motor Credit Company, LLC
2,100,000	7.350%, 11/04/27	2,160,438
1,650,000	4.000%, 11/13/30	1,423,867
1,350,000	7.200%, 06/10/30	1,388,664
1,280,000	5.113%, 05/03/29	1,195,571
800,000	2.900%, 02/16/28	689,600
450,000	7.350%, 03/06/30	466,340
200,000	4.950%, 05/28/27	190,324
	Gap, Inc.*
391,000	3.875%, 10/01/31	279,948
52,000	3.625%, 10/01/29	38,790
	goeasy, Ltd.*
1,795,000	5.375%, 12/01/24	1,752,117
962,000	4.375%, 05/01/26^	881,788
445,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	393,892
1,116,000	Guitar Center, Inc.*^& 8.500%, 01/15/26	1,028,104
	International Game Technology, PLC*
1,350,000	6.250%, 01/15/27	1,352,322
200,000	4.125%, 04/15/26	190,546
665,000	Kohl’s Corp. 5.550%, 07/17/45	433,414
1,040,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	1,057,295
1,045,000	Liberty Interactive, LLC 8.250%, 02/01/30	391,875
	Life Time, Inc.*
1,008,000	8.000%, 04/15/26^	1,009,845
525,000	5.750%, 01/15/26	515,456
390,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	403,014
672,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	651,396
685,000	M/I Homes, Inc. 3.950%, 02/15/30	598,587
	Macy’s Retail Holdings, LLC
1,744,000	6.700%, 07/15/34*	1,452,403
500,000	4.300%, 02/15/43	314,720
1,200,000	Mclaren Finance, PLC* 7.500%, 08/01/26	1,072,020
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,183,355
759,000	Mohegan Tribal Gaming Authority*^ 8.000%, 02/01/26	695,988
	Newell Brands, Inc.^
250,000	6.375%, 09/15/27	245,955
129,000	6.625%, 09/15/29	129,307
	Nordstrom, Inc.
500,000	5.000%, 01/15/44	341,215
499,000	4.250%, 08/01/31	394,265
1,195,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	988,492
	PetSmart, Inc. / PetSmart Finance Corp.*
650,000	7.750%, 02/15/29	635,187
325,000	4.750%, 02/15/28	298,610

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	$1,117,426
2,957,000	Rite Aid Corp.* 8.000%, 11/15/26	1,481,664
520,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	527,613
1,475,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,230,578
2,090,000	Six Flags Entertainment Corp.*^ 7.250%, 05/15/31	2,001,614
1,173,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	1,006,270
753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	705,448
2,125,000	Station Casinos, LLC* 4.500%, 02/15/28	1,930,137
636,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	621,315
260,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	267,316
1,215,000	Vista Outdoor, Inc.*^ 4.500%, 03/15/29	1,034,536
525,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	528,339
	ZF North America Capital, Inc.*
1,025,000	7.125%, 04/14/30	1,055,668
300,000	6.875%, 04/14/28	304,968

		70,360,000

	Consumer Staples (1.6%)
1,178,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	1,182,794
1,191,000	Central Garden & Pet Company* 4.125%, 04/30/31	998,415
1,188,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,040,308
	Energizer Holdings, Inc.*^
1,445,000	4.375%, 03/31/29	1,257,540
260,000	6.500%, 12/31/27	254,137
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,575,000	5.500%, 01/15/30^	1,524,773
650,000	5.125%, 02/01/28µ	632,320
390,000	5.750%, 04/01/33	374,638
672,000	New Albertsons, LP 7.750%, 06/15/26	696,259
1,043,000	Performance Food Group, Inc.*^ 4.250%, 08/01/29	926,560
	Pilgrim’s Pride Corp.
815,000	5.875%, 09/30/27*	805,685
775,000	4.250%, 04/15/31	669,817
477,000	Post Holdings, Inc.* 5.750%, 03/01/27	467,932
986,000	Prestige Brands, Inc.*^ 3.750%, 04/01/31	831,287
605,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	504,939

PRINCIPAL AMOUNT		VALUE
1,628,000	Vector Group, Ltd.* 5.750%, 02/01/29	$1,420,088

		13,587,492

	Energy (4.5%)
1,041,000	Antero Resources Corp.*^ 5.375%, 03/01/30	971,170
1,037,000	Apache Corp. 5.100%, 09/01/40	881,709
	Buckeye Partners, LP
810,000	3.950%, 12/01/26	746,861
545,000	5.850%, 11/15/43	422,043
1,460,000	Callon Petroleum Company*^ 7.500%, 06/15/30	1,419,573
520,000	Cheniere Energy, Inc. 4.625%, 10/15/28	489,944
780,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	777,231
286,000	Civitas Resources, Inc.* 8.750%, 07/01/31	296,173
	Continental Resources, Inc.*
775,000	2.875%, 04/01/32	603,159
515,000	5.750%, 01/15/31	499,087
808,000	DT Midstream, Inc.* 4.125%, 06/15/29	717,334
	Earthstone Energy Holdings, LLC*
1,024,000	8.000%, 04/15/27	1,019,781
390,000	9.875%, 07/15/31^	403,517
600,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	595,164
	Energy Transfer, LP‡
1,520,000	8.651%, 11/01/66 3 mo. SOFR + 3.28%	1,219,526
764,000	6.500%, 11/15/26 5 year CMT + 5.69%	697,333
	EnLink Midstream Partners, LP
1,300,000	9.618%, 08/31/23^‡ 3 mo. LIBOR + 4.11%	1,124,994
1,125,000	4.850%, 07/15/26	1,094,254
650,000	Enlink Midstream, LLC* 6.500%, 09/01/30	655,662
1,200,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	1,220,964
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,017,000	6.250%, 05/15/26^	976,656
260,000	8.875%, 04/15/30	259,691
	Gulfport Energy Corp.
1,105,000	8.000%, 05/17/26*	1,120,061
1,015,000	0.000%, 05/15/25@&	1
310,206	8.000%, 05/17/26^	314,434
1,460,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,350,412
782,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	758,564
1,015,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	995,390
	Moss Creek Resources Holdings, Inc.*
540,000	10.500%, 05/15/27^	527,985
495,000	7.500%, 01/15/26	463,879

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
780,000	Nabors Industries, Inc.* 7.375%, 05/15/27	$763,792
780,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	718,910
	New Fortress Energy, Inc.*
1,041,000	6.750%, 09/15/25	991,990
522,000	6.500%, 09/30/26	479,525
1,110,000	Parkland Corp.* 5.875%, 07/15/27	1,080,363
1,043,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	967,821
1,040,000	Plains All American Pipeline, LP‡ 9.431%, 08/31/23 3 mo. LIBOR + 4.11%	944,850
935,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	860,097
	Southwestern Energy Company
525,000	5.375%, 02/01/29	496,645
521,000	4.750%, 02/01/32	464,612
261,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	232,381
1,303,000	Transocean, Inc.* 8.750%, 02/15/30	1,353,166
	Venture Global Calcasieu Pass, LLC*
650,000	6.250%, 01/15/30	636,201
260,000	4.125%, 08/15/31	220,914
260,000	3.875%, 08/15/29	225,638
	Venture Global LNG, Inc.*
1,300,000	8.375%, 06/01/31	1,320,306
780,000	8.125%, 06/01/28	793,190
	Vital Energy, Inc.
605,000	7.750%, 07/31/29*	519,731
519,000	9.500%, 01/15/25^	518,626
1,045,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	972,184
1,045,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,071,804

		38,255,298

	Financials (6.6%)
1,387,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	1,343,129
1,562,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,559,032
1,601,000	AG Issuer, LLC* 6.250%, 03/01/28	1,548,967
1,830,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	1,742,910
	Ally Financial, Inc.
1,173,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	894,987
480,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	338,856
434,000	8.000%, 11/01/31	460,934
2,082,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,910,610
1,146,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	1,033,681
425,000	Avolon Holdings Funding, Ltd.*µ 5.500%, 01/15/26	413,198

PRINCIPAL AMOUNT		VALUE
2,084,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	$1,862,617
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
985,000	4.500%, 04/01/27	852,843
657,000	5.750%, 05/15/26	617,041
1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	915,540
913,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	843,365
	Credit Acceptance Corp.
1,335,000	6.625%, 03/15/26^	1,309,969
1,045,000	5.125%, 12/31/24*	1,024,831
1,346,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	1,333,159
1,503,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	1,201,228
1,688,000	Greystar Real Estate Partners, LLC*^ 5.750%, 12/01/25	1,666,275
	HUB International, Ltd.*
1,571,000	5.625%, 12/01/29	1,406,296
1,144,000	7.000%, 05/01/26	1,142,845
781,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	634,211
1,420,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. LIBOR + 1.80%	1,029,500
	Iron Mountain, Inc.*
2,155,000	5.250%, 03/15/28	2,028,027
262,000	7.000%, 02/15/29	263,239
2,640,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	2,256,593
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,029,000	5.250%, 10/01/25	1,945,608
522,000	4.750%, 06/15/29	440,375
1,481,000	LD Holdings Group, LLC* 6.125%, 04/01/28	973,787
	Level 3 Financing, Inc.*
1,394,000	3.400%, 03/01/27	1,231,738
1,080,000	4.250%, 07/01/28	766,066
525,000	4.625%, 09/15/27	399,725
774,000	LPL Holdings, Inc.* 4.000%, 03/15/29	694,472
2,250,000	MetLife, Inc. 6.400%, 12/15/66	2,265,862
1,415,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,284,452
	Navient Corp.
1,133,000	5.000%, 03/15/27	1,026,759
565,000	4.875%, 03/15/28^	494,206
1,200,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	941,916
	OneMain Finance Corp.
730,000	9.000%, 01/15/29^	742,417

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
715,000	3.875%, 09/15/28	$589,711
518,000	7.125%, 03/15/26^	513,442
517,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 5.875%, 10/01/28	479,543
1,602,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,452,517
260,000	PNC Financial Services Group, Inc.µ^‡ 6.000%, 05/15/27 5 year CMT + 3.00%	241,275
1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,070,424
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
475,000	3.625%, 03/01/29	404,966
470,000	3.875%, 03/01/31	387,708
240,000	2.875%, 10/15/26	214,286
1,047,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,061,532
	United Wholesale Mortgage, LLC*
1,212,000	5.500%, 04/15/29	1,066,815
525,000	5.750%, 06/15/27	491,615
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
525,000	6.500%, 02/15/29	366,072
520,000	10.500%, 02/15/28	517,270
1,200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	976,632
1,091,000	XHR, LP*^ 6.375%, 08/15/25	1,076,828

		55,751,902

	Health Care (2.7%)
	Bausch Health Companies, Inc.*^
2,092,000	11.000%, 09/30/28	1,551,636
413,000	14.000%, 10/15/30	263,622
391,000	6.125%, 02/01/27	258,255
	CHS/Community Health Systems, Inc.*
2,075,000	6.125%, 04/01/30	1,311,358
1,180,000	8.000%, 03/15/26^	1,160,554
594,000	6.875%, 04/15/29^	395,747
130,000	5.250%, 05/15/30	104,098
	DaVita, Inc.*
2,079,000	4.625%, 06/01/30	1,776,797
1,220,000	3.750%, 02/15/31	976,366
	Embecta Corp.*
783,000	5.000%, 02/15/30	646,766
260,000	6.750%, 02/15/30	229,551
	Encompass Health Corp.
525,000	4.750%, 02/01/30	478,522
525,000	4.500%, 02/01/28^	488,413
1,234,000	HCA, Inc. 7.500%, 11/06/33	1,362,607
340,000	Jazz Securities DAC* 4.375%, 01/15/29	302,872
445,578	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	74,091
	Medline Borrower, LP*
1,297,000	5.250%, 10/01/29^	1,152,722
1,295,000	3.875%, 04/01/29	1,135,780

PRINCIPAL AMOUNT		VALUE
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,900,000	5.125%, 04/30/31	$1,612,701
450,000	4.125%, 04/30/28	403,627
1,103,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	571,828
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27	2,421,098
1,420,000	6.875%, 11/15/31	1,423,380
	Teva Pharmaceutical Finance Netherlands III, BV
1,320,000	5.125%, 05/09/29^	1,213,885
1,000,000	4.750%, 05/09/27	932,070
500,000	3.150%, 10/01/26	452,695

		22,701,041

	Industrials (5.8%)
1,200,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,031,640
825,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	799,838
1,055,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	766,310
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,750,000	4.625%, 01/15/27	1,661,450
1,039,000	3.500%, 03/15/29	904,917
780,000	5.875%, 02/15/28	763,682
1,200,000	Allegiant Travel Company* 7.250%, 08/15/27	1,188,300
260,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	248,396
587,000	Arcosa, Inc.* 4.375%, 04/15/29	532,180
2,650,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,158,372
821,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	726,511
1,044,000	BWX Technologies, Inc.* 4.125%, 04/15/29	948,265
	Cascades, Inc. / Cascades USA, Inc.*
540,000	5.375%, 01/15/28	510,791
520,000	5.125%, 01/15/26	501,691
257,000	Delta Air Lines, Inc. 7.375%, 01/15/26	267,044
257,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	249,033
1,360,000	Deluxe Corp.*^ 8.000%, 06/01/29	1,142,998
783,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	756,174
260,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	258,885
500,000	EnerSys*^ 4.375%, 12/15/27	464,580
634,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	558,231

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Graphic Packaging International, LLC*
675,000	4.750%, 07/15/27	$650,916
484,000	3.500%, 03/01/29	423,650
1,141,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	971,778
2,438,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,142,929
1,549,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,463,898
1,350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,298,295
1,210,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,184,300
1,319,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	1,298,819
1,690,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,489,921
1,040,000	Knife River Holding Company* 7.750%, 05/01/31	1,065,230
515,000	MasTec, Inc.*^ 4.500%, 08/15/28	479,146
650,000	Moog, Inc.* 4.250%, 12/15/27	602,973
1,302,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	961,970
1,040,000	Novelis Corp.* 4.750%, 01/30/30	936,031
390,000	OI European Group, BV* 4.750%, 02/15/30	353,956
1,200,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^ 4.000%, 10/15/27	1,082,256
1,573,000	Patrick Industries, Inc.*^ 4.750%, 05/01/29	1,368,982
525,000	QVC, Inc. 5.450%, 08/15/34	266,128
	Sealed Air Corp.*
809,000	6.125%, 02/01/28	808,223
261,000	5.000%, 04/15/29	243,962
400,000	Sensata Technologies, BV* 4.000%, 04/15/29	354,568
519,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	439,178
	Sinclair Television Group, Inc.*
774,000	4.125%, 12/01/30	504,772
515,000	5.500%, 03/01/30^	271,729
1,030,000	Standard Industries, Inc.* 5.000%, 02/15/27	987,832
835,000	Stericycle, Inc.* 3.875%, 01/15/29	738,532
779,000	STL Holding Company, LLC* 7.500%, 02/15/26	726,098
1,400,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,394,848
	TransDigm, Inc.
1,404,000	6.250%, 03/15/26*	1,399,016
815,000	7.500%, 03/15/27	814,862
790,000	6.750%, 08/15/28*	794,874
780,000	Tronox, Inc.* 4.625%, 03/15/29	647,283

PRINCIPAL AMOUNT		VALUE
421,811	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	$380,200
1,039,000	Vertiv Group Corp.* 4.125%, 11/15/28	933,812
1,095,000	Wabash National Corp.* 4.500%, 10/15/28	924,366
915,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	866,999
260,000	WESCO Distribution, Inc.* 7.250%, 06/15/28	265,777
	Williams Scotsman International, Inc.*
1,121,000	6.125%, 06/15/25	1,117,603
258,000	4.625%, 08/15/28	238,374

		49,333,374

	Information Technology (1.7%)
521,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	471,437
604,000	Coherent Corp.*^ 5.000%, 12/15/29	544,391
1,136,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,032,136
955,000	CommScope, Inc.*^ 4.750%, 09/01/29	735,942
660,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	669,319
522,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	463,077
520,000	Fair Isaac Corp.* 4.000%, 06/15/28	477,958
1,130,000	KBR, Inc.* 4.750%, 09/30/28	1,035,475
	MPH Acquisition Holdings, LLC*
1,130,000	5.750%, 11/01/28^	866,337
520,000	5.500%, 09/01/28	453,929
522,000	NCR Corp.* 5.125%, 04/15/29	467,686
771,000	ON Semiconductor Corp.* 3.875%, 09/01/28	699,243
	Open Text Corp.*
780,000	3.875%, 02/15/28	695,526
525,000	6.900%, 12/01/27	537,201
391,000	3.875%, 12/01/29	331,021
391,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	325,015
523,000	Playtika Holding Corp.*^ 4.250%, 03/15/29	462,071
1,450,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	1,237,328
	Twilio, Inc.
725,000	3.625%, 03/15/29	623,863
259,000	3.875%, 03/15/31^	219,458
1,300,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,121,029
1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,033,176

		14,502,618

	Materials (1.7%)
555,000	ArcelorMittal, SA^ 7.000%, 10/15/39	575,829

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	ATI, Inc. 5.875%, 12/01/27	$488,535
258,000	Carpenter Technology Corp. 7.625%, 03/15/30	263,653
780,000	Chemours Company*^ 4.625%, 11/15/29	661,097
1,640,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,453,844
780,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	760,757
	Commercial Metals Company
522,000	4.125%, 01/15/30	469,852
261,000	4.375%, 03/15/32	228,137
1,210,000	Constellium, SE*^ 3.750%, 04/15/29	1,053,535
770,000	HB Fuller Company 4.250%, 10/15/28	691,637
525,000	INEOS Finance, PLC*^ 6.750%, 05/15/28	501,034
800,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	792,976
	Kaiser Aluminum Corp.*^
1,180,000	4.625%, 03/01/28	1,061,127
130,000	4.500%, 06/01/31	106,690
260,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	218,590
1,367,000	Mercer International, Inc.^ 5.125%, 02/01/29	1,122,239
1,015,000	OCI, NV* 6.700%, 03/16/33	1,005,154
	Owens-Brockway Glass Container, Inc.*^
785,000	7.250%, 05/15/31	798,840
760,000	6.625%, 05/13/27	758,092
1,194,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,094,349
521,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	306,681

		14,412,648

	Other (0.1%)
	Gen Digital, Inc.*^
475,000	7.125%, 09/30/30	479,161
475,000	6.750%, 09/30/27	477,095

		956,256

	Real Estate (0.4%)
834,000	EPR Properties 3.750%, 08/15/29	686,732
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	698,693
551,000	3.850%, 05/15/26	513,504
1,168,000	MIWD Holdco II, LLC / MIWD Finance Corp.*^ 5.500%, 02/01/30	994,097
485,000	Service Properties Trust 5.250%, 02/15/26	443,256

		3,336,282

	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,045,000	6.750%, 01/15/30^	898,825

PRINCIPAL AMOUNT		VALUE
524,000	4.625%, 01/15/29	$459,768

		1,358,593

	Utilities (0.3%)
379,000	PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. LIBOR + 2.67%	343,518
1,300,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,209,988
	Vistra Corp.*‡
525,000	7.000%, 12/15/26 5 year CMT + 5.74%	473,329
270,000	8.000%, 10/15/26 5 year CMT + 6.93%	257,383

		2,284,218

	TOTAL CORPORATE BONDS (Cost $353,222,739)	328,446,695

CONVERTIBLE BONDS (98.5%)

	Communication Services (8.9%)
780,000	Cable One, Inc.µ 0.000%, 03/15/26	642,299
	Liberty Media Corp.*
10,000,000	0.500%, 12/01/50	10,921,500
9,750,000	2.250%, 08/15/27	10,294,050
9,250,000	3.750%, 03/15/28	10,079,262
5,750,000	Match Group Financeco 3, Inc.*µ~ 2.000%, 01/15/30	5,378,953
6,750,000	Perficient, Inc.µ 0.125%, 11/15/26	5,384,205
16,500,000	Sea, Ltd. 0.250%, 09/15/26	13,296,360
	Snap, Inc.µ
11,500,000	0.000%, 05/01/27	8,637,075
6,000,000	0.750%, 08/01/26	5,560,620
3,750,000	Zillow Group, Inc. 1.375%, 09/01/26	4,961,400

		75,155,724

	Consumer Discretionary (19.5%)
12,250,000	Airbnb, Inc.µ 0.000%, 03/15/26	11,025,123
5,000,000	Booking Holdings, Inc.µ 0.750%, 05/01/25	8,081,250
4,500,000	Carnival Corp.*µ 5.750%, 12/01/27	7,487,865
7,500,000	Chegg, Inc.µ 0.000%, 09/01/26	5,640,675
	DISH Network Corp.
14,525,000	0.000%, 12/15/25	8,870,418
2,063,000	2.375%, 03/15/24µ	1,901,900
12,500,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	9,658,875
14,000,000	Etsy, Inc.µ 0.125%, 09/01/27	12,328,820
18,500,000	Ford Motor Company 0.000%, 03/15/26	18,940,115
9,250,000	Liberty Broadband Corp.*µ 3.125%, 03/31/53	9,453,500
2,620,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,756,998
11,000,000	Marriott Vacations Worldwide Corp.*µ 3.250%, 12/15/27	10,627,320

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
8,750,000	Rivian Automotive, Inc.* 4.625%, 03/15/29	$14,087,587
6,250,000	Shake Shack, Inc.µ 0.000%, 03/01/28	5,022,750
16,250,000	Vail Resorts, Inc.µ^ 0.000%, 01/01/26	14,417,000
14,500,000	Wayfair, Inc.* 3.250%, 09/15/27	20,816,345
4,500,000	Wynn Macau, Ltd.* 4.500%, 03/07/29	4,984,425

		165,100,966

	Consumer Staples (0.6%)
5,000,000	Post Holdings, Inc.*µ 2.500%, 08/15/27	4,985,700

	Energy (2.6%)
1,675,000	EQT Corp.µ 1.750%, 05/01/26	4,834,988
5,265,000	Nabors Industries, Inc.*µ 1.750%, 06/15/29	4,597,819
4,500,000	Northern Oil And Gas, Inc.* 3.625%, 04/15/29	5,496,525
3,000,000	Pioneer Natural Resources Company 0.250%, 05/15/25	7,193,670
	SunEdison, Inc.@
10,545,000	0.000%, 01/15/49*	105,450
1,027,000	0.000%, 10/01/49	10,270

		22,238,722

	Financials (1.2%)
9,250,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	10,372,025

	Health Care (22.4%)
5,000,000	Alnylam Pharmaceuticals, Inc.*µ 1.000%, 09/15/27	4,882,200
6,000,000	Alphatec Holdings, Inc.µ 0.750%, 08/01/26	6,911,100
6,019,000	BioMarin Pharmaceutical, Inc.µ 0.599%, 08/01/24	5,883,452
10,250,000	CONMED Corp. 2.250%, 06/15/27	10,770,597
13,500,000	CryoPort, Inc.*µ 0.750%, 12/01/26	10,732,770
	Dexcom, Inc.
17,458,000	0.250%, 11/15/25µ	18,382,052
8,750,000	0.375%, 05/15/28*	8,850,888
2,599,000	Envista Holdings Corp.µ 2.375%, 06/01/25	4,414,895
7,500,000	Exact Sciences Corp. 0.375%, 03/15/27	8,272,575
7,750,000	Halozyme Therapeutics, Inc.*µ 1.000%, 08/15/28	7,770,305
4,750,000	Insmed, Inc. 0.750%, 06/01/28	4,116,730
5,000,000	Insulet Corp. 0.375%, 09/01/26	6,644,700
9,750,000	Integer Holdings Corp.* 2.125%, 02/15/28	11,944,822
4,750,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	4,449,610
4,750,000	Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	4,485,473

PRINCIPAL AMOUNT		VALUE
10,905,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	$11,333,239
4,040,000	Lantheus Holdings, Inc.* 2.625%, 12/15/27	5,366,413
11,250,000	NeoGenomics, Inc.µ 0.250%, 01/15/28	8,337,375
4,500,000	NextGen Healthcare, Inc.*µ 3.750%, 11/15/27	4,440,285
4,250,000	NuVasive, Inc.µ 0.375%, 03/15/25	3,881,100
9,500,000	Omnicell, Inc.µ 0.250%, 09/15/25	9,128,360
8,750,000	Pacira BioSciences, Inc.µ 0.750%, 08/01/25	8,081,325
2,700,000	Repligen Corp.^ 0.375%, 07/15/24	4,159,404
4,000,000	Sarepta Therapeutics, Inc.*µ 1.250%, 09/15/27	4,261,680
7,250,000	Tandem Diabetes Care, Inc.*µ 1.500%, 05/01/25	6,762,438
4,301,000	TransMedics Group, Inc.* 1.500%, 06/01/28	5,246,231

		189,510,019

	Industrials (6.4%)
4,750,000	Axon Enterprise, Inc.* 0.500%, 12/15/27	4,907,510
7,750,000	John Bean Technologies Corp. 0.250%, 05/15/26	7,431,243
4,750,000	Middleby Corp. 1.000%, 09/01/25	5,990,130
5,500,000	Parsons Corp. 0.250%, 08/15/25	6,440,225
7,750,000	Southwest Airlines Company^~ 1.250%, 05/01/25	8,553,520
21,750,000	Uber Technologies, Inc.µ 0.000%, 12/15/25	20,833,672

		54,156,300

	Information Technology (30.6%)
4,750,000	Akamai Technologies, Inc. 0.375%, 09/01/27	4,682,123
10,000,000	Bentley Systems, Inc.µ 0.125%, 01/15/26	10,225,300
11,750,000	BILL Holdings, Inc.µ 0.000%, 04/01/27	9,701,975
6,750,000	Camtek Ltd.* 0.000%, 12/01/26	6,893,505
6,250,000	Confluent, Inc.µ 0.000%, 01/15/27	5,222,000
8,250,000	CyberArk Software, Ltd. 0.000%, 11/15/24	9,692,347
6,875,000	Datadog, Inc.µ 0.125%, 06/15/25	9,471,344
6,750,000	DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	5,387,107
10,012,000	Enphase Energy, Inc.µ 0.000%, 03/01/26	9,223,155
6,250,000	Five9, Inc.µ 0.500%, 06/01/25	6,210,312
15,000,000	Microchip Technology, Inc.µ^ 0.125%, 11/15/24	17,366,100
2,250,000	MongoDB, Inc.µ 0.250%, 01/15/26	4,589,820
	NCL Corp. Ltd.µ
6,500,000	1.125%, 02/15/27	6,100,120

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,000,000	2.500%, 02/15/27	$4,808,700
3,250,000	5.375%, 08/01/25	4,530,988
	Okta, Inc.µ
8,000,000	0.125%, 09/01/25	7,288,320
4,250,000	0.375%, 06/15/26	3,674,295
18,500,000	ON Semiconductor Corp.* 0.500%, 03/01/29	22,665,645
6,000,000	Palo Alto Networks, Inc.µ 0.375%, 06/01/25	15,131,760
2,250,000	Q2 Holdings, Inc.µ 0.750%, 06/01/26	1,977,683
12,250,000	Repay Holdings Corp.*µ 0.000%, 02/01/26	10,124,625
15,000,000	Shift4 Payments, Inc. 0.000%, 12/15/25	16,316,700
4,000,000	SK Hynix, Inc. 1.750%, 04/11/30	5,259,200
12,750,000	Splunk, Inc.µ 1.125%, 06/15/27	11,009,625
10,750,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	10,805,470
13,250,000	Unity Software, Inc.µ 0.000%, 11/15/26	10,633,125
7,000,000	Wix.com, Ltd. 0.000%, 08/15/25	6,234,130
	Wolfspeed, Inc.µ
9,500,000	1.875%, 12/01/29*	8,237,735
5,711,000	0.250%, 02/15/28	4,774,053
8,500,000	Zscaler, Inc. 0.125%, 07/01/25	10,460,100

		258,697,362

	Materials (2.5%)
1,500,000	ATI, Inc. 3.500%, 06/15/25	4,672,125
3,750,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	5,719,575
5,407,000	Lithium Americas Corp.µ 1.750%, 01/15/27	4,173,663
6,858,000	MP Materials Corp.*µ 0.250%, 04/01/26	6,233,168

		20,798,531

	Other (0.1%)
525,000	Multiplan Corp.* 6.000%, 10/15/27 7.000% PIK rate	358,192

	Real Estate (0.7%)
6,500,000	Pebblebrook Hotel Trustµ 1.750%, 12/15/26	5,676,710

	Utilities (3.0%)
4,500,000	CMS Energy Corp.* 3.375%, 05/01/28	4,487,265
16,500,000	PPL Capital Funding, Inc.* 2.875%, 03/15/28	15,939,825
4,750,000	Southern Company* 3.875%, 12/15/25	4,770,662

		25,197,752

	TOTAL CONVERTIBLE BONDS (Cost $855,153,989)	832,248,003

PRINCIPAL AMOUNT		VALUE

BANK LOANS (6.4%) ¡

	Airlines (0.2%)
836,000	American Airlines, Inc.‡ 10.338%, 04/20/28 3 mo. SOFR + 4.75%	$866,999
860,000	Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	898,162

		1,765,161

	Communication Services (0.6%)
1,248,000	Clear Channel Outdoor Holdings, Inc.‡ 9.131%, 08/21/26 3 mo. SOFR + 3.50%	1,212,120
3,250	Clear Channel Outdoor Holdings, Inc.‡ 8.933%, 08/21/26 1 mo. SOFR + 3.50%	3,156
770,353	CMG Media Corp.‡ 8.842%, 12/17/26 3 mo. SOFR + 3.50%	701,572
1,425,635	DIRECTV Financing, LLC‡ 10.433%, 08/02/27 1 mo. SOFR + 5.00%	1,418,956
1,527,000	Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo. SOFR + 2.50%	840,942
286,362	Nexstar Broadcasting, Inc.‡ 7.933%, 09/18/26 1 mo. SOFR + 2.50%	286,697
525,000	Telesat Canada‡ 8.183%, 12/07/26 1 mo. SOFR + 2.75%	322,922
519,750	Univision Communications, Inc.‡ 9.492%, 06/24/29 3 mo. SOFR + 4.25%	520,239

		5,306,604

	Consumer Discretionary (1.3%)
1,072,313	Caesars Entertainment Corp.‡ 8.555%, 02/06/30 1 mo. SOFR + 3.25%	1,074,323
1,047,375	Hanesbrands, Inc.‡ 9.055%, 03/08/30 1 mo. SOFR + 3.75%	1,048,359
596,912	Life Time Fitness, Inc.‡ 10.050%, 01/15/26 3 mo. SOFR + 4.75%	600,147
514,602	PENN Entertainment, Inc.‡ 8.169%, 05/03/29 1 mo. SOFR + 2.75%	514,602
1,738,123	Petco Health and Wellness Company, Inc.‡ 8.754%, 03/03/28 3 mo. SOFR + 3.25%	1,734,699
2,588,502	PetSmart, Inc.‡ 9.169%, 02/11/28 1 mo. SOFR + 3.75%	2,590,805
960,500	SkyMiles IP, Ltd.‡ 9.076%, 10/20/27 3 mo. SOFR + 3.75%	999,957
653,688	TKC Holdings, Inc.‡ 10.933%, 05/15/28 1 mo. LIBOR + 5.50%	616,033

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
265,000	Windsor Holdings III, LLC! 0.000%, 06/21/30	$264,559
1,752,975	WW International, Inc.‡ 8.933%, 04/13/28 1 mo. SOFR + 3.50%	1,324,224

		10,767,708

	Consumer Staples (0.1%)
550,000	United Natural Foods, Inc.! 0.000%, 10/22/25	551,524

	Energy (0.1%)
1,072,313	Par Petroleum, LLC‡ 9.614%, 02/28/30 3 mo. SOFR + 4.25%	1,067,846

	Financials (1.0%)
1,057,343	Alliant Holdings Intermediate, LLC‡ 8.722%, 11/05/27 1 mo. SOFR + 3.50%	1,056,572
780,000	Amynta Agency Borrower, Inc.‡ 10.419%, 02/28/28 1 mo. SOFR + 5.00%	770,316
1,042,085	AssuredPartners, Inc.‡ 8.819%, 02/12/27 1 mo. SOFR + 3.50%	1,038,178
790,000	Avolon TLB Borrower 1 (US), LLC‡ 7.755%, 06/22/28 1 mo. SOFR + 2.50%	791,149
522,375	Castlelake Aviation, Ltd.‡ 8.004%, 10/22/27 3 mo. SOFR + 2.75%	522,748
1,044,750	Hub International, Ltd.‡ 9.060%, 11/10/29 3 mo. SOFR + 4.00%	1,048,119
1,854,774	Jazz Financing Lux Sarl‡ 8.933%, 05/05/28 1 mo. LIBOR + 3.50%	1,854,904
1,440,450	VFH Parent, LLC‡ 8.405%, 01/13/29 1 mo. SOFR + 3.00%	1,435,769

		8,517,755

	Health Care (0.8%)
1,820,006	Amneal Pharmaceuticals, LLC‡ 8.933%, 05/04/25 1 mo. SOFR + 3.50%	1,735,830
251,750	Bausch Health Companies, Inc.‡ 10.605%, 02/01/27 1 mo. SOFR + 5.25%	206,206
617,988	Icon Luxembourg Sarl‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	619,286
1,009,592	Mallinckrodt International Finance, SA‡ 10.619%, 09/30/27 1 mo. SOFR + 5.25%	767,133
1,152,941	Padagis, LLC‡ 10.280%, 07/06/28 3 mo. SOFR + 4.75%	1,116,433
153,972	PRA Health Sciences, Inc.‡ 7.754%, 07/03/28 3 mo. SOFR + 2.25%	154,296

PRINCIPAL AMOUNT		VALUE
2,600,610	Team Health Holdings, Inc.‡ 10.569%, 03/02/27 1 mo. SOFR + 5.25%	$1,798,127

		6,397,311

	Industrials (0.7%)
509,600	ACProducts, Inc.‡ 9.754%, 05/17/28 3 mo. SOFR + 4.25%	439,912
643,500	Air Canada‡ 8.839%, 08/11/28 3 mo. LIBOR + 3.50%	644,649
1,315,063	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	1,320,816
647,136	Emrld Borrower, LP‡ 8.264%, 05/31/30 3 mo. SOFR + 3.00%	648,353
1,188,000	Scientific Games International, Inc.‡ 8.302%, 04/14/29 1 mo. SOFR + 3.00%	1,187,905
547,250	Summit Materials, LLC‡ 8.492%, 12/14/27 6 mo. SOFR + 3.00%	551,012
1,011,413	United Airlines, Inc.‡ 9.292%, 04/21/28 3 mo. LIBOR + 3.75%	1,014,574

		5,807,221

	Information Technology (0.4%)
1,031,437	Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	1,030,153
864,199	Camelot U.S. Acquisition, LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	864,471
342,686	Camelot U.S. Acquisition, LLC‡ 8.433%, 10/30/26 1 mo. SOFR + 3.00%	342,847
268,650	CDK Global, Inc.‡ 9.492%, 07/06/29 3 mo. SOFR + 4.25%	269,082
957,901	II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	958,859

		3,465,412

	Information Technology (0.1%)
1,007,091	Dun & Bradstreet Corp.‡ 8.291%, 02/06/26 1 mo. SOFR + 3.00%	1,007,248

	Materials (0.7%)
550,963	American Axle and Manufacturing, Inc.‡ 8.777%, 12/13/29 1 mo. SOFR + 3.50%	551,194
237,037	American Axle and Manufacturing, Inc.‡ 8.436%, 12/13/29 6 mo. SOFR + 3.50%	237,137
1,050,000	Ineos US Finance, LLC‡ 8.805%, 02/18/30 1 mo. SOFR + 3.50%	1,040,487

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,292,010	Innophos, Inc.‡ 8.683%, 02/05/27 1 mo. SOFR + 3.25%	$1,294,032
525,000	LSF11 A5 Holdco, LLC‡ 9.669%, 10/15/28 1 mo. SOFR + 4.25%	524,016
513,500	LSF11 A5 Holdco, LLC‡ 8.933%, 10/15/28 1 mo. SOFR + 3.50%	509,436
508,702	Trinseo Materials Operating SCA! 0.000%, 05/03/28	405,654
1,075,880	WR Grace & Company‡ 9.313%, 09/22/28 3 mo. LIBOR + 3.75%	1,075,746

		5,637,702

	Special Purpose Acquisition Companies (0.4%)
967,500	AP Core Holdings II, LLC‡ 10.933%, 09/01/27 1 mo. SOFR + 5.50%	938,277
524,700	Clydesdale Acquisition Holdings, Inc.‡ 9.594%, 04/13/29 1 mo. SOFR + 4.18%	520,626
261,688	Fertitta Entertainment, LLC‡ 9.319%, 01/27/29 1 mo. SOFR + 4.00%	259,323
1,121,525	Oscar AcquisitionCo, LLC‡ 9.842%, 04/29/29 3 mo. SOFR + 4.50%	1,108,683
1,052,050	Patagonia Holdco, LLC‡ 10.789%, 08/01/29 3 mo. SOFR + 5.75%	909,150

		3,736,059

	TOTAL BANK LOANS (Cost $56,040,457)	54,027,551

ASSET BACKED SECURITY (0.1%)

	Other (0.1%)
850,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $778,427)	765,699

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.8%)

	Energy (0.0%)
29	Gulfport Energy Corp. 10.000%, 08/31/23 15.000% PIK rate	213,875

	Financials (1.8%)
8,775	Bank of America Corp.‡ ‡‡ 7.250%, 12/31/49	10,687,950
68,230	KKR & Company, Inc.^ 6.000%, 09/15/23	4,766,548

		15,454,498

	Industrials (0.7%)
81,495	Chart Industries, Inc. 6.750%, 12/15/25	5,883,124

NUMBER OF SHARES		VALUE

	Utilities (4.3%)
154,145	AES Corp.^ 6.875%, 02/15/24	$13,193,271
	NextEra Energy, Inc.^
283,165	6.219%, 09/01/23	14,016,667
194,000	6.926%, 09/01/25	8,871,620

		36,081,558

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $60,848,891)	57,633,055

COMMON STOCKS (0.5%)

	Communication Services (0.0%)
21,970	Altice USA, Inc. - Class Aµ#	74,479
7,383	Cumulus Media, Inc. - Class Aµ#	46,808

		121,287

	Energy (0.5%)
10,051	Chaparral Energy, Inc. - Class A&#	427,167
3,106	Chesapeake Energy Corp.^	261,960
72,575	Energy Transfer, LP	964,522
43,085	Enterprise Products Partners, LP	1,142,183
7,238	Ep Energy Corp.&#	50,666
13,895	Magellan Midstream Partners, LP~	920,822

		3,767,320

	Health Care (0.0%)
15,649	Mallinckrodt, PLC^#	25,351

	Special Purpose Acquisition Company (0.0%)
12,300	Intelsat Emergence, SA&#	282,900

	TOTAL COMMON STOCKS (Cost $6,617,825)	4,196,858

WARRANTS (0.0%) #

	Energy (0.0%)
52,447	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

	TOTAL WARRANTS (Cost $20,125)	10

PREFERRED STOCKS (0.4%)

	Consumer Discretionary (0.1%)
6,662	Guitar Center, Inc.&	849,405

	Energy (0.3%)
52,270	NuStar Energy, LP‡ 11.151%, 08/30/23 3 mo. LIBOR + 5.64%	1,269,116
18,195	NuStar Energy, LP‡ 12.274%, 08/30/23 3 mo. LIBOR + 6.77%	465,064

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
47,000	NuStar Logistics, LP‡ 12.304%, 01/15/43 3 mo. LIBOR + 6.73%	$1,234,690

		2,968,870

	TOTAL PREFERRED STOCKS (Cost $3,786,999)	3,818,275

Rights (0.0%) #

	Communication Services (0.0%)
2	Intelsat Jackson Holdings, SA, (Expires 12/5/25)	—
2	Intelsat Jackson Holdings, SA, (Expires 12/5/25)	—

	TOTAL RIGHTS (Cost $—)	—

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Information Technology (0.1%)
320 7,998,720	Palo Alto Networks, Inc. Call, 01/19/24, Strike $250.00	864,000

	Consumer Discretionary (0.1%)
625 8,355,000	Amazon.com, Inc. Call, 01/19/24, Strike $127.50	1,087,500

	TOTAL PURCHASED OPTIONS (Cost $1,693,766)	1,951,500

	TOTAL INVESTMENTS (151.8%) (Cost $1,338,163,218)	1,283,087,646

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.2%)		(145,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.6%)		(292,823,206)

NET ASSETS (100.0%)		$845,264,440

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $444,076,799.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,376,051.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”, or “Trust”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and below investment grade (high yield) non-convertible debt securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board of Trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board of Trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2023 was as follows*:

Cost basis of investments	$1,338,163,218

Gross unrealized appreciation	65,602,233
Gross unrealized depreciation	(120,677,805)

Net unrealized appreciation (depreciation)	$(55,075,572)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund has MRPS issued with an aggregate liquidation preference of $145,000,000, divided into four series with different mandatory redemption dates and dividend rates.

The table below summarizes the key terms of each series of the MRPS at July 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
Series D	8/24/26	2.45%	1,400	$25	$35,000,000
Series E	5/24/27	2.68%	1,460	$25	$36,500,000

				Total	$145,000,000

On September 6, 2022, $36,500,000 of Series A MRPS were redeemed at $25.01 per share.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended July 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRP Shares’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.